Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (2.1%)
	Linde plc	205,547	73,060
	Freeport-McMoRan Inc.	587,143	24,020
	Albemarle Corp.	98,961	21,874
	Ecolab Inc.	113,298	18,754
	Air Products and Chemicals Inc.	63,253	18,167
	FMC Corp.	138,121	16,869
	Alcoa Corp.	363,851	15,485
	Newmont Corp.	314,138	15,399
	Fastenal Co.	261,986	14,131
	Mosaic Co.	259,163	11,890
	Reliance Steel & Aluminum Co.	45,502	11,682
	Southern Copper Corp.	151,825	11,577
	LyondellBasell Industries NV Class A	122,525	11,504
	Nucor Corp.	73,100	11,292
	Celanese Corp. Class A	96,133	10,468
	Steel Dynamics Inc.	61,902	6,999
	Dow Inc.	121,066	6,637
*	Cleveland-Cliffs Inc.	214,392	3,930
	International Flavors & Fragrances Inc.	41,799	3,844
	Element Solutions Inc.	178,298	3,443
	Scotts Miracle-Gro Co.	48,965	3,415
	CF Industries Holdings Inc.	45,426	3,293
	Hexcel Corp.	34,752	2,372
	Westlake Corp.	18,450	2,140
*	Univar Solutions Inc.	46,786	1,639
	Eastman Chemical Co.	18,581	1,567
	International Paper Co.	35,745	1,289
	Avery Dennison Corp.	7,027	1,257
*	MP Materials Corp.	37,534	1,058
	Royal Gold Inc.	7,388	958
	United States Steel Corp.	24,784	647
	Ashland Inc.	2,950	303
	Sylvamo Corp.	3,516	163
	Timken Co.	248	20
	Valvoline Inc.	549	19
	Olin Corp.	307	17
	NewMarket Corp.	39	14
	Huntsman Corp.	376	10
	Chemours Co.	273	8
			331,214

		Shares	Market Value ($000)
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	3,659,609	378,001
*	Tesla Inc.	1,048,383	217,498
	Home Depot Inc.	401,901	118,609
	Costco Wholesale Corp.	185,713	92,275
	Walmart Inc.	600,158	88,493
	McDonald's Corp.	277,959	77,720
*	Walt Disney Co.	756,811	75,780
*	Netflix Inc.	181,437	62,683
	Lowe's Cos. Inc.	294,102	58,812
	NIKE Inc. Class B	457,419	56,098
	Starbucks Corp.	477,271	49,698
*	Copart Inc.	622,264	46,800
*	AutoZone Inc.	17,302	42,531
*	O'Reilly Automotive Inc.	48,562	41,228
*	Booking Holdings Inc.	14,861	39,417
	TJX Cos. Inc.	413,488	32,401
	Marriott International Inc. Class A	187,115	31,069
	Estee Lauder Cos. Inc. Class A	120,274	29,643
	Activision Blizzard Inc.	322,821	27,630
	Target Corp.	161,353	26,725
*	Uber Technologies Inc.	765,166	24,256
	Ross Stores Inc.	209,421	22,226
	DR Horton Inc.	219,890	21,481
	General Motors Co.	576,445	21,144
	Ford Motor Co.	1,603,761	20,207
*	Airbnb Inc. Class A	154,969	19,278
*	NVR Inc.	3,412	19,012
	Yum! Brands Inc.	142,313	18,797
*	Chipotle Mexican Grill Inc. Class A	10,446	17,845
*	Dollar Tree Inc.	122,634	17,604
	Dollar General Corp.	80,381	16,917
	eBay Inc.	353,246	15,674
	Tempur Sealy International Inc.	387,514	15,303
*	Warner Bros Discovery Inc.	978,936	14,782
	Lennar Corp. Class A	135,883	14,283
	Yum China Holdings Inc.	220,892	14,002
	Electronic Arts Inc.	113,009	13,612
	PulteGroup Inc.	225,049	13,116
*	Lululemon Athletica Inc.	35,930	13,085
*	Capri Holdings Ltd.	272,263	12,796
	Hilton Worldwide Holdings Inc.	85,474	12,041
*	Aptiv plc	100,452	11,270
	Darden Restaurants Inc.	69,471	10,779
*	Delta Air Lines Inc.	307,256	10,729
*	Trade Desk Inc. Class A	173,822	10,588
*	AutoNation Inc.	75,516	10,146
	PVH Corp.	111,051	9,901
	Interpublic Group of Cos. Inc.	260,110	9,687
	Southwest Airlines Co.	284,152	9,246
*	CarMax Inc.	141,087	9,069
*	Hyatt Hotels Corp. Class A	77,726	8,689
	Gentex Corp.	304,013	8,521
*	Take-Two Interactive Software Inc.	69,744	8,320
*	ROBLOX Corp. Class A	182,268	8,198
*	Ulta Beauty Inc.	14,835	8,095
	MGM Resorts International	181,356	8,056
*	Las Vegas Sands Corp.	137,692	7,910

		Shares	Market Value ($000)
*	Spotify Technology SA	58,081	7,761
*	Live Nation Entertainment Inc.	110,419	7,729
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	6,845
*	Expedia Group Inc.	67,567	6,556
	Advance Auto Parts Inc.	51,534	6,267
*	Royal Caribbean Cruises Ltd.	92,760	6,057
*	United Airlines Holdings Inc.	135,198	5,983
	Toll Brothers Inc.	95,872	5,755
	BorgWarner Inc.	113,602	5,579
	Tractor Supply Co.	22,460	5,279
*	BJ's Wholesale Club Holdings Inc.	67,123	5,106
*	American Airlines Group Inc.	339,925	5,014
*	Burlington Stores Inc.	24,710	4,994
	Omnicom Group Inc.	50,701	4,783
*	Floor & Decor Holdings Inc. Class A	48,673	4,781
*	Wynn Resorts Ltd.	42,329	4,737
	Fox Corp. Class A	128,594	4,379
	Hasbro Inc.	77,134	4,141
*	Liberty Media Corp.-Liberty SiriusXM Class C	136,009	3,807
	Vail Resorts Inc.	16,007	3,741
*	Five Below Inc.	17,579	3,621
	Best Buy Co. Inc.	43,840	3,431
	Lear Corp.	24,522	3,421
*	Rivian Automotive Inc. Class A	220,577	3,415
	LKQ Corp.	59,159	3,358
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	3,278
*	Norwegian Cruise Line Holdings Ltd.	239,315	3,219
	Paramount Global Class B	143,037	3,191
	Ralph Lauren Corp. Class A	24,166	2,819
	Genuine Parts Co.	15,989	2,675
	Nexstar Media Group Inc. Class A	15,477	2,672
	New York Times Co. Class A	68,276	2,655
*	Skechers USA Inc. Class A	55,679	2,646
	News Corp. Class A	153,012	2,643
	Polaris Inc.	23,114	2,557
*	Liberty Media Corp.-Liberty SiriusXM Class A	90,822	2,551
*	Planet Fitness Inc. Class A	32,390	2,516
	Pool Corp.	7,246	2,481
	Foot Locker Inc.	60,495	2,401
*	GameStop Corp. Class A	98,684	2,272
	Ritchie Bros Auctioneers Inc.	38,717	2,179
*	Mattel Inc.	118,231	2,177
*	Caesars Entertainment Inc.	44,463	2,170
*	Bright Horizons Family Solutions Inc.	27,448	2,113
	Sirius XM Holdings Inc.	530,118	2,105
	Harley-Davidson Inc.	54,931	2,086
*	Coty Inc. Class A	165,907	2,001
	VF Corp.	86,213	1,975
*	Etsy Inc.	16,913	1,883
	Fox Corp. Class B	59,280	1,856
	U-Haul Holding Co. (XNYS)	34,200	1,773
*	Lucid Group Inc.	219,892	1,768
	Aramark	46,461	1,663
*	Grand Canyon Education Inc.	14,445	1,645
	World Wrestling Entertainment Inc. Class A	17,870	1,631
	Domino's Pizza Inc.	4,900	1,616
	Madison Square Garden Sports Corp.	7,890	1,537
*	Ollie's Bargain Outlet Holdings Inc.	25,862	1,498

		Shares	Market Value ($000)
*	Alaska Air Group Inc.	35,228	1,478
*	TripAdvisor Inc.	65,674	1,304
*	SiteOne Landscape Supply Inc.	8,907	1,219
	Carter's Inc.	15,864	1,141
*	Hertz Global Holdings Inc.	69,735	1,136
*	Carnival Corp.	108,650	1,103
	Thor Industries Inc.	13,531	1,078
*	AMC Entertainment Holdings Inc. Class A	213,761	1,071
	Hanesbrands Inc.	202,225	1,064
	Lennar Corp. Class B	10,972	980
*	JetBlue Airways Corp.	132,922	968
	Williams-Sonoma Inc.	7,893	960
	News Corp. Class B	50,143	874
*	Under Armour Inc. Class C	83,204	710
*	Avis Budget Group Inc.	3,600	701
*	DraftKings Inc. Class A	29,042	562
*	Copa Holdings SA Class A	5,903	545
*	Playtika Holding Corp.	42,885	483
	Nordstrom Inc.	28,246	460
	Kohl's Corp.	19,433	457
	Paramount Global Class A	16,937	438
*	Leslie's Inc.	37,152	409
*	Lyft Inc. Class A	43,861	407
	Garmin Ltd.	3,130	316
*	Under Armour Inc. Class A	30,184	286
*	Wayfair Inc. Class A	8,312	285
	U-Haul Holding Co.	3,800	227
	Service Corp. International	3,239	223
	Wendy's Co.	9,127	199
*	Petco Health & Wellness Co. Inc. Class A	17,166	155
*	Deckers Outdoor Corp.	239	107
*	Carvana Co. Class A	8,455	83
*	Driven Brands Holdings Inc.	2,623	80
*	Qurate Retail Inc. Class A	66,349	66
*	YETI Holdings Inc.	1,583	63
*	Six Flags Entertainment Corp.	2,181	58
*	Mister Car Wash Inc.	6,310	54
*	Victoria's Secret & Co.	1,402	48
	Boyd Gaming Corp.	720	46
	Churchill Downs Inc.	180	46
*	Figs Inc. Class A	6,157	38
	Rollins Inc.	985	37
	Lithia Motors Inc. Class A	130	30
	Dick's Sporting Goods Inc.	200	28
	Choice Hotels International Inc.	227	27
	Columbia Sportswear Co.	235	21
	Penske Automotive Group Inc.	140	20
	Wyndham Hotels & Resorts Inc.	241	16
	Marriott Vacations Worldwide Corp.	109	15
	Tapestry Inc.	268	12
	H&R Block Inc.	250	9
	Travel + Leisure Co.	213	8
	Gap Inc.	674	7
	Leggett & Platt Inc.	188	6
	Whirlpool Corp.	49	6
	Newell Brands Inc.	352	4
			2,322,742

		Shares	Market Value ($000)
Consumer Staples (5.5%)
	Procter & Gamble Co.	975,969	145,117
	PepsiCo Inc.	549,475	100,169
	Coca-Cola Co.	1,448,534	89,853
	Philip Morris International Inc.	553,688	53,846
	Mondelez International Inc. Class A	593,003	41,344
	CVS Health Corp.	442,664	32,894
*	Monster Beverage Corp.	593,894	32,076
	Colgate-Palmolive Co.	376,028	28,259
	McKesson Corp.	69,291	24,671
	Kroger Co.	412,774	20,379
	Hershey Co.	78,828	20,055
	Archer-Daniels-Midland Co.	236,468	18,837
	Constellation Brands Inc. Class A	79,903	18,049
	AmerisourceBergen Corp.	108,183	17,321
	Corteva Inc.	285,638	17,227
	Altria Group Inc.	361,990	16,152
	Church & Dwight Co. Inc.	170,662	15,088
	McCormick & Co. Inc. (Non-Voting)	173,197	14,412
	Sysco Corp.	180,105	13,910
	Kimberly-Clark Corp.	98,134	13,172
	General Mills Inc.	148,430	12,685
	Keurig Dr Pepper Inc.	355,111	12,528
	Brown-Forman Corp. Class B	186,683	11,998
	Clorox Co.	69,726	11,033
	Tyson Foods Inc. Class A	164,318	9,747
	Walgreens Boots Alliance Inc.	267,713	9,258
	Hormel Foods Corp.	225,258	8,983
	J M Smucker Co.	48,718	7,667
	Lamb Weston Holdings Inc.	71,576	7,481
	Spectrum Brands Holdings Inc.	94,610	6,265
	Casey's General Stores Inc.	27,851	6,029
	Campbell Soup Co.	103,939	5,715
	Ingredion Inc.	55,014	5,597
	Bunge Ltd.	56,862	5,431
*	Performance Food Group Co.	81,676	4,928
*	Darling Ingredients Inc.	78,771	4,600
	Molson Coors Beverage Co. Class B	72,858	3,765
*	US Foods Holding Corp.	96,293	3,557
*	Post Holdings Inc.	36,003	3,236
	Kraft Heinz Co.	83,527	3,230
	Albertsons Cos. Inc. Class A	126,210	2,623
*	Boston Beer Co. Inc. Class A	6,705	2,204
	Kellogg Co.	27,247	1,824
*	Pilgrim's Pride Corp.	75,106	1,741
*	Freshpet Inc.	24,373	1,613
	Seaboard Corp.	352	1,327
	Brown-Forman Corp. Class A	18,956	1,236
*	Grocery Outlet Holding Corp.	36,693	1,037
*	Olaplex Holdings Inc.	128,903	550
	Flowers Foods Inc.	8,974	246
	Conagra Brands Inc.	4,077	153
	Reynolds Consumer Products Inc.	413	11
			891,129
Energy (4.7%)
	Exxon Mobil Corp.	1,581,338	173,410
	Chevron Corp.	733,703	119,711
	ConocoPhillips	523,695	51,956

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	608,144	37,966
	Marathon Petroleum Corp.	225,731	30,435
	Schlumberger NV	583,237	28,637
	Cheniere Energy Inc.	178,438	28,122
	EOG Resources Inc.	235,646	27,012
	Devon Energy Corp.	509,073	25,764
	Valero Energy Corp.	164,848	23,013
	Pioneer Natural Resources Co.	91,866	18,763
	Phillips 66	160,889	16,311
	EQT Corp.	497,639	15,880
	Hess Corp.	118,201	15,643
	NOV Inc.	695,715	12,878
	Halliburton Co.	396,957	12,560
	Diamondback Energy Inc.	90,915	12,289
*	Enphase Energy Inc.	53,459	11,241
*	First Solar Inc.	48,418	10,531
	Baker Hughes Co. Class A	349,011	10,072
	Marathon Oil Corp.	396,765	9,506
	Coterra Energy Inc.	369,433	9,066
	Williams Cos. Inc.	279,777	8,354
	APA Corp.	206,479	7,446
	Targa Resources Corp.	91,406	6,668
	Texas Pacific Land Corp.	2,411	4,101
	Range Resources Corp.	108,753	2,879
*	Antero Resources Corp.	121,578	2,807
	HF Sinclair Corp.	56,712	2,744
	Ovintiv Inc.	70,964	2,560
*	Southwestern Energy Co.	460,309	2,302
*	Plug Power Inc.	179,709	2,106
	DT Midstream Inc.	40,621	2,005
	PDC Energy Inc.	30,692	1,970
	ONEOK Inc.	18,367	1,167
	Antero Midstream Corp.	96,938	1,017
	New Fortress Energy Inc.	11,602	341
	Vitesse Energy Inc.	11,247	214
*	Fluence Energy Inc. Class A	4,896	99
	Kinder Morgan Inc.	312	5
			749,551
Financials (10.2%)
*	Berkshire Hathaway Inc. Class B	751,785	232,129
	JPMorgan Chase & Co.	1,169,087	152,344
	Bank of America Corp.	3,107,121	88,864
	Morgan Stanley	860,182	75,524
	Wells Fargo & Co.	1,571,233	58,733
	MSCI Inc. Class A	88,052	49,282
	S&P Global Inc.	136,371	47,017
	Goldman Sachs Group Inc.	131,448	42,998
	Progressive Corp.	273,358	39,107
	Aon plc Class A	122,730	38,696
	Citigroup Inc.	778,874	36,521
	Charles Schwab Corp.	633,859	33,202
	BlackRock Inc.	48,984	32,776
	Marsh & McLennan Cos. Inc.	173,872	28,958
	Intercontinental Exchange Inc.	255,235	26,618
	Chubb Ltd.	127,383	24,735
	Ameriprise Financial Inc.	80,662	24,723
	Moody's Corp.	77,633	23,757
	CME Group Inc.	109,349	20,943

		Shares	Market Value ($000)
*	Arch Capital Group Ltd.	303,617	20,606
	Aflac Inc.	311,417	20,093
	Brown & Brown Inc.	341,058	19,584
	Discover Financial Services	185,147	18,300
	Nasdaq Inc.	319,797	17,483
	American International Group Inc.	327,648	16,500
	Travelers Cos. Inc.	94,766	16,244
	W R Berkley Corp.	244,930	15,249
	PNC Financial Services Group Inc.	116,652	14,826
	US Bancorp	389,971	14,058
	Raymond James Financial Inc.	132,707	12,378
	Allstate Corp.	108,743	12,050
	State Street Corp.	157,461	11,918
	KKR & Co. Inc.	222,095	11,664
	Prudential Financial Inc.	140,884	11,657
	Truist Financial Corp.	340,772	11,620
	Globe Life Inc.	102,186	11,242
*	Markel Corp.	8,076	10,316
	T. Rowe Price Group Inc.	90,620	10,231
	Arthur J Gallagher & Co.	51,171	9,790
	MetLife Inc.	160,593	9,305
	Commerce Bancshares Inc.	158,595	9,254
	Assurant Inc.	76,527	9,189
	Popular Inc.	153,668	8,822
	M&T Bank Corp.	72,268	8,641
	White Mountains Insurance Group Ltd.	6,215	8,561
	Fifth Third Bancorp	314,536	8,379
	Broadridge Financial Solutions Inc.	57,129	8,373
	Principal Financial Group Inc.	109,328	8,125
	SLM Corp.	646,586	8,011
	Apollo Global Management Inc.	125,719	7,940
	Reinsurance Group of America Inc.	59,104	7,847
	Blackstone Inc.	84,743	7,444
	East West Bancorp Inc.	134,007	7,437
	Willis Towers Watson plc	31,075	7,221
	SEI Investments Co.	122,255	7,036
	Bank of New York Mellon Corp.	154,389	7,015
	Voya Financial Inc.	97,876	6,994
	Hanover Insurance Group Inc.	48,707	6,259
	Citizens Financial Group Inc.	203,567	6,182
	Loews Corp.	99,510	5,774
	LPL Financial Holdings Inc.	27,341	5,534
	KeyCorp	411,095	5,147
	Zions Bancorp NA	171,375	5,129
*	Brighthouse Financial Inc.	112,962	4,983
	Hartford Financial Services Group Inc.	71,498	4,983
	Cullen/Frost Bankers Inc.	46,483	4,897
	OneMain Holdings Inc.	127,507	4,728
	First Citizens BancShares Inc. Class A	4,710	4,583
	Interactive Brokers Group Inc. Class A	55,424	4,576
	Wintrust Financial Corp.	61,743	4,504
	RenaissanceRe Holdings Ltd.	18,039	3,614
	American Financial Group Inc.	29,602	3,597
	MarketAxess Holdings Inc.	9,103	3,562
	Rithm Capital Corp.	426,170	3,409
	Huntington Bancshares Inc.	295,471	3,309
	BOK Financial Corp.	38,778	3,273
	Lincoln National Corp.	137,596	3,092

		Shares	Market Value ($000)
	Jefferies Financial Group Inc.	95,564	3,033
	Webster Financial Corp.	73,560	2,900
	MGIC Investment Corp.	202,775	2,721
	Northern Trust Corp.	29,195	2,573
	First Horizon Corp.	139,824	2,486
	CNA Financial Corp.	62,286	2,431
	Stifel Financial Corp.	37,286	2,203
	Starwood Property Trust Inc.	111,103	1,965
*	Coinbase Global Inc. Class A	26,900	1,818
	Pinnacle Financial Partners Inc.	29,964	1,653
	FNB Corp.	141,348	1,640
*	Credit Acceptance Corp.	3,496	1,524
	First Republic Bank	104,501	1,462
	Fidelity National Financial Inc.	29,762	1,040
	Ally Financial Inc.	38,372	978
	Bank of Hawaii Corp.	15,884	827
	Western Alliance Bancorp	22,469	799
	TFS Financial Corp.	60,552	765
	Assured Guaranty Ltd.	13,487	678
	Lazard Ltd. Class A	18,791	622
	Cboe Global Markets Inc.	4,214	566
	FactSet Research Systems Inc.	1,331	552
	Morningstar Inc.	2,283	464
	New York Community Bancorp Inc.	50,648	458
	Affiliated Managers Group Inc.	2,288	326
*	Rocket Cos. Inc. Class A	33,000	299
	Kemper Corp.	4,492	246
	Primerica Inc.	1,168	201
	Erie Indemnity Co. Class A	316	73
	Tradeweb Markets Inc. Class A	683	54
	Corebridge Financial Inc.	2,779	45
	F&G Annuities & Life Inc.	2,023	37
	Everest Re Group Ltd.	52	19
	Cincinnati Financial Corp.	125	14
	Evercore Inc. Class A	113	13
	Ares Management Corp. Class A	140	12
	Prosperity Bancshares Inc.	163	10
	Unum Group	264	10
	Axis Capital Holdings Ltd.	190	10
	Bank OZK	264	9
	First American Financial Corp.	166	9
	Old Republic International Corp.	371	9
	Regions Financial Corp.	466	9
	Franklin Resources Inc.	280	8
	Carlyle Group Inc.	269	8
	First Hawaiian Inc.	319	7
	Synovus Financial Corp.	234	7
	Invesco Ltd.	453	7
	Virtu Financial Inc. Class A	339	6
	Janus Henderson Group plc	213	6
	Columbia Banking System Inc.	232	5
	Comerica Inc.	114	5
	AGNC Investment Corp.	283	3
	PacWest Bancorp	319	3
	Signature Bank	15,820	3
	Annaly Capital Management Inc.	130	2
	Equitable Holdings Inc.	2	—
			1,637,098

		Shares	Market Value ($000)
Health Care (13.0%)
	UnitedHealth Group Inc.	365,129	172,556
	Johnson & Johnson	1,037,615	160,830
	Eli Lilly & Co.	320,049	109,911
	Merck & Co. Inc.	982,793	104,559
	AbbVie Inc.	626,702	99,878
	Thermo Fisher Scientific Inc.	152,047	87,635
	Pfizer Inc.	2,097,770	85,589
	Danaher Corp.	259,597	65,429
	Abbott Laboratories	636,917	64,494
	Bristol-Myers Squibb Co.	892,947	61,890
	Amgen Inc.	237,310	57,370
	Elevance Health Inc.	101,440	46,643
	Zoetis Inc. Class A	250,784	41,740
	Cigna Group	157,932	40,356
	Medtronic plc	472,509	38,094
	Gilead Sciences Inc.	454,489	37,709
*	Boston Scientific Corp.	745,087	37,277
*	Intuitive Surgical Inc.	144,524	36,922
*	Vertex Pharmaceuticals Inc.	115,911	36,520
*	Regeneron Pharmaceuticals Inc.	40,725	33,463
	Stryker Corp.	114,791	32,769
	Humana Inc.	64,083	31,110
	Becton Dickinson & Co.	124,469	30,811
	Agilent Technologies Inc.	203,098	28,097
	HCA Healthcare Inc.	87,355	23,034
*	Edwards Lifesciences Corp.	247,248	20,455
*	Moderna Inc.	130,007	19,966
*	Biogen Inc.	68,088	18,931
*	Dexcom Inc.	143,156	16,632
*	IDEXX Laboratories Inc.	32,934	16,470
	Laboratory Corp. of America Holdings	69,185	15,872
	Cooper Cos. Inc.	41,909	15,647
*	Centene Corp.	239,059	15,111
*	Charles River Laboratories International Inc.	74,470	15,030
*	IQVIA Holdings Inc.	74,231	14,764
	PerkinElmer Inc.	106,930	14,249
*	Illumina Inc.	60,634	14,100
*	Seagen Inc.	66,982	13,562
	Bio-Techne Corp.	180,604	13,399
	Bruker Corp.	164,181	12,944
*	GE HealthCare Technologies Inc.	151,457	12,424
	Zimmer Biomet Holdings Inc.	95,477	12,336
*	Alnylam Pharmaceuticals Inc.	55,289	11,076
	Cardinal Health Inc.	142,982	10,795
*	Hologic Inc.	130,395	10,523
*	QIAGEN NV	227,726	10,459
	ResMed Inc.	45,887	10,049
*	Henry Schein Inc.	123,189	10,045
*	Horizon Therapeutics plc	90,775	9,907
*	Veeva Systems Inc. Class A	53,563	9,844
	Quest Diagnostics Inc.	69,413	9,821
	Teleflex Inc.	37,695	9,549
*	Align Technology Inc.	27,285	9,117
*	Insulet Corp.	24,894	7,940
	Universal Health Services Inc. Class B	59,942	7,619
	Baxter International Inc.	180,128	7,306
*	BioMarin Pharmaceutical Inc.	70,394	6,845

		Shares	Market Value ($000)
*	Incyte Corp.	92,035	6,651
*	Molina Healthcare Inc.	24,479	6,548
*	Sarepta Therapeutics Inc.	46,100	6,354
	West Pharmaceutical Services Inc.	17,994	6,234
	STERIS plc	31,012	5,932
*	Bio-Rad Laboratories Inc. Class A	11,752	5,629
*	Avantor Inc.	249,262	5,269
*	United Therapeutics Corp.	22,086	4,946
*	Exact Sciences Corp.	72,536	4,919
*	Penumbra Inc.	16,898	4,709
*	Catalent Inc.	57,307	3,766
	DENTSPLY SIRONA Inc.	89,184	3,503
*	Repligen Corp.	20,703	3,486
*	Acadia Healthcare Co. Inc.	46,732	3,376
*	Jazz Pharmaceuticals plc	21,746	3,182
*	Ionis Pharmaceuticals Inc.	86,428	3,089
*	Neurocrine Biosciences Inc.	29,271	2,963
*	Masimo Corp.	15,705	2,898
*	Tenet Healthcare Corp.	43,940	2,611
*	Exelixis Inc.	131,511	2,553
*	DaVita Inc.	31,396	2,547
*	Envista Holdings Corp.	61,734	2,524
	Organon & Co.	98,840	2,325
	Viatris Inc.	206,750	1,989
*	Novocure Ltd.	32,388	1,948
*	QuidelOrtho Corp.	20,474	1,824
*	Integra LifeSciences Holdings Corp.	31,728	1,822
	Royalty Pharma plc Class A	49,228	1,774
*	Teladoc Health Inc.	62,004	1,606
*	Syneos Health Inc.	43,760	1,559
*	Globus Medical Inc. Class A	23,719	1,343
*	Elanco Animal Health Inc.	131,740	1,238
*	Enovis Corp.	21,071	1,127
	Chemed Corp.	1,985	1,067
*	Amedisys Inc.	13,268	976
	Premier Inc. Class A	23,831	771
*	ICU Medical Inc.	4,530	747
*	Maravai LifeSciences Holdings Inc. Class A	44,546	624
*	Oak Street Health Inc.	14,604	565
*	Tandem Diabetes Care Inc.	13,826	561
	Embecta Corp.	17,664	497
*	Ginkgo Bioworks Holdings Inc. Class A	339,520	452
*	Novavax Inc.	46,500	322
	Encompass Health Corp.	4,985	270
*	Mirati Therapeutics Inc.	7,000	260
*	Natera Inc.	2,900	161
	Perrigo Co. plc	4,469	160
*	Guardant Health Inc.	6,582	154
*	agilon health Inc.	3,158	75
*	Certara Inc.	3,035	73
*	Ultragenyx Pharmaceutical Inc.	1,517	61
*	Zimvie Inc.	7,776	56
*	Sotera Health Co.	3,096	55
*	Enhabit Inc.	2,492	35
*	Azenta Inc.	488	22
			2,087,681
Industrials (13.1%)
	Visa Inc. Class A	683,104	154,013

		Shares	Market Value ($000)
	Mastercard Inc. Class A	357,470	129,908
	Accenture plc Class A	258,904	73,997
	Union Pacific Corp.	254,904	51,302
*	Boeing Co.	217,573	46,219
	Raytheon Technologies Corp.	457,310	44,784
	United Parcel Service Inc. Class B	230,234	44,663
	American Express Co.	267,257	44,084
	Honeywell International Inc.	229,942	43,947
	General Electric Co.	454,373	43,438
	Old Dominion Freight Line Inc.	123,305	42,027
	Deere & Co.	97,500	40,256
	Caterpillar Inc.	169,239	38,729
*	Mettler-Toledo International Inc.	24,927	38,144
*	PayPal Holdings Inc.	491,690	37,339
*	Fiserv Inc.	319,684	36,134
	Cintas Corp.	74,348	34,399
	Illinois Tool Works Inc.	136,669	33,272
	Northrop Grumman Corp.	68,694	31,717
	TransDigm Group Inc.	40,774	30,052
	CSX Corp.	998,551	29,897
	Sherwin-Williams Co.	124,801	28,052
	Lockheed Martin Corp.	56,668	26,789
	Verisk Analytics Inc. Class A	138,233	26,521
	Automatic Data Processing Inc.	115,159	25,638
	General Dynamics Corp.	110,221	25,154
	FedEx Corp.	109,576	25,037
	Norfolk Southern Corp.	117,015	24,807
	Global Payments Inc.	214,821	22,608
	Eaton Corp. plc	129,381	22,168
	Parker-Hannifin Corp.	65,817	22,122
	AMETEK Inc.	151,988	22,088
*	Keysight Technologies Inc.	125,516	20,268
	3M Co.	192,318	20,215
*	Waters Corp.	62,836	19,456
	IDEX Corp.	77,994	18,019
	Martin Marietta Materials Inc.	47,278	16,787
	Jacobs Solutions Inc.	140,836	16,550
	WW Grainger Inc.	23,844	16,424
	PACCAR Inc.	217,746	15,939
	Toro Co.	140,216	15,586
	L3Harris Technologies Inc.	78,249	15,356
	Vulcan Materials Co.	88,751	15,226
	Expeditors International of Washington Inc.	135,919	14,967
	Equifax Inc.	72,898	14,787
	AGCO Corp.	104,696	14,155
	Carrier Global Corp.	307,603	14,073
	Emerson Electric Co.	161,076	14,036
	Landstar System Inc.	77,810	13,948
	JB Hunt Transport Services Inc.	78,035	13,692
	Fidelity National Information Services Inc.	244,766	13,298
	Carlisle Cos. Inc.	58,725	13,276
	Otis Worldwide Corp.	154,499	13,040
	Eagle Materials Inc.	87,864	12,894
*	Block Inc. Class A	179,560	12,327
	Cummins Inc.	51,256	12,244
*	Zebra Technologies Corp. Class A	37,966	12,073
	Crown Holdings Inc.	142,174	11,759
	Ball Corp.	211,487	11,655

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	153,582	11,023
	Quanta Services Inc.	63,452	10,574
	Textron Inc.	144,654	10,217
	Fortive Corp.	148,709	10,138
	Lennox International Inc.	39,471	9,918
	United Rentals Inc.	24,859	9,838
	Capital One Financial Corp.	101,944	9,803
	Owens Corning	102,139	9,785
	Xylem Inc.	89,582	9,379
*	Teledyne Technologies Inc.	20,579	9,206
	BWX Technologies Inc.	144,342	9,099
	Huntington Ingalls Industries Inc.	43,737	9,054
	Genpact Ltd.	194,732	9,001
	Trane Technologies plc	48,051	8,840
	Valmont Industries Inc.	27,229	8,694
	Jack Henry & Associates Inc.	51,317	7,735
	Ingersoll Rand Inc.	127,975	7,446
	Robert Half International Inc.	91,429	7,366
	Westinghouse Air Brake Technologies Corp.	72,508	7,328
	Graco Inc.	99,359	7,254
	Donaldson Co. Inc.	101,876	6,657
	Oshkosh Corp.	79,990	6,654
	Johnson Controls International plc	110,027	6,626
	Armstrong World Industries Inc.	91,138	6,493
*	Axon Enterprise Inc.	28,116	6,322
*	FleetCor Technologies Inc.	29,279	6,173
	Synchrony Financial	208,945	6,076
	ITT Inc.	69,239	5,975
	Rockwell Automation Inc.	16,634	4,881
	HEICO Corp.	28,466	4,869
*	Builders FirstSource Inc.	52,228	4,637
	Paychex Inc.	40,215	4,608
	Howmet Aerospace Inc.	108,701	4,606
	PPG Industries Inc.	33,974	4,538
*	Fair Isaac Corp.	6,340	4,455
	ManpowerGroup Inc.	52,638	4,344
	Sealed Air Corp.	92,139	4,230
*	WillScot Mobile Mini Holdings Corp.	86,113	4,037
	Packaging Corp. of America	27,608	3,833
	AECOM	42,351	3,571
	MSC Industrial Direct Co. Inc. Class A	41,833	3,514
	CH Robinson Worldwide Inc.	34,925	3,471
*	Trimble Inc.	64,624	3,388
	Tetra Tech Inc.	22,037	3,237
	Berry Global Group Inc.	52,116	3,070
	Flowserve Corp.	88,132	2,996
*	Mohawk Industries Inc.	29,588	2,965
	Allison Transmission Holdings Inc.	63,742	2,884
*	Generac Holdings Inc.	25,765	2,783
*	Axalta Coating Systems Ltd.	91,354	2,767
	MDU Resources Group Inc.	80,878	2,465
*	BILL Holdings Inc.	29,578	2,400
	Stanley Black & Decker Inc.	29,402	2,369
*	MasTec Inc.	24,670	2,330
	Sensata Technologies Holding plc	45,484	2,275
*	FTI Consulting Inc.	11,497	2,269
*	GXO Logistics Inc.	43,966	2,219
*	Euronet Worldwide Inc.	19,654	2,199

		Shares	Market Value ($000)
	Nordson Corp.	9,571	2,127
*	Paylocity Holding Corp.	10,479	2,083
*	Middleby Corp.	12,825	1,880
*	WEX Inc.	9,801	1,802
	Dover Corp.	10,881	1,653
	Vontier Corp.	59,035	1,614
	Acuity Brands Inc.	8,642	1,579
	Spirit AeroSystems Holdings Inc. Class A	45,036	1,555
	Cognex Corp.	29,135	1,444
	WESCO International Inc.	8,900	1,375
*	Kirby Corp.	19,315	1,346
	Allegion plc	12,560	1,341
	Esab Corp.	21,096	1,246
*	Mercury Systems Inc.	23,195	1,186
	TransUnion	18,646	1,159
*	AZEK Co. Inc. Class A	41,338	973
*	Trex Co. Inc.	17,798	866
	Booz Allen Hamilton Holding Corp. Class A	8,916	826
	Silgan Holdings Inc.	11,464	615
*	XPO Inc.	18,318	584
	MKS Instruments Inc.	5,873	520
	RPM International Inc.	5,644	492
	Littelfuse Inc.	1,812	486
*	Gates Industrial Corp. plc	31,536	438
	AptarGroup Inc.	3,262	386
*	RXO Inc.	18,318	360
	Brunswick Corp.	3,917	321
	Sonoco Products Co.	2,778	169
	HEICO Corp. Class A	992	135
	Ardagh Metal Packaging SA	23,385	95
*	Shift4 Payments Inc. Class A	1,086	82
*	Core & Main Inc. Class A	2,932	68
*	TopBuild Corp.	321	67
*	Hayward Holdings Inc.	4,948	58
	Curtiss-Wright Corp.	317	56
	Woodward Inc.	366	36
	Regal Rexnord Corp.	247	35
	Knight-Swift Transportation Holdings Inc. Class A	584	33
*	Affirm Holdings Inc. Class A	2,812	32
	Advanced Drainage Systems Inc.	348	29
	Schneider National Inc. Class B	995	27
	Graphic Packaging Holding Co.	974	25
	Lincoln Electric Holdings Inc.	143	24
	MSA Safety Inc.	165	22
	Pentair plc	369	20
	Hubbell Inc. Class B	77	19
	A O Smith Corp.	273	19
	Crane Holdings Co.	164	19
	nVent Electric plc	424	18
	Air Lease Corp. Class A	423	17
	Louisiana-Pacific Corp.	303	16
	Fortune Brands Innovations Inc.	261	15
	Snap-on Inc.	60	15
	Watsco Inc.	47	15
	ADT Inc.	2,106	15
	Masco Corp.	287	14
	Ryder System Inc.	128	11
	Westrock Co.	333	10

		Shares	Market Value ($000)
	Amcor plc	685	8
	Western Union Co.	339	4
*	Masterbrand Inc.	261	2
			2,107,726
Real Estate (3.0%)
	Prologis Inc.	390,088	48,671
	American Tower Corp.	196,690	40,192
	Equinix Inc.	40,964	29,537
	SBA Communications Corp. Class A	105,666	27,586
	Crown Castle Inc.	164,987	22,082
	Public Storage	65,984	19,936
*	CBRE Group Inc. Class A	266,149	19,378
	Welltower Inc.	198,430	14,225
	Extra Space Storage Inc.	80,265	13,078
	Equity LifeStyle Properties Inc.	192,195	12,902
*	CoStar Group Inc.	173,645	11,955
	VICI Properties Inc. Class A	348,140	11,356
	Realty Income Corp.	177,321	11,228
	Digital Realty Trust Inc.	110,826	10,895
	American Homes 4 Rent Class A	342,614	10,775
	Weyerhaeuser Co.	355,833	10,721
	Mid-America Apartment Communities Inc.	62,574	9,451
	Simon Property Group Inc.	82,364	9,222
	AvalonBay Communities Inc.	54,525	9,163
	Alexandria Real Estate Equities Inc.	70,540	8,859
	Equity Residential	146,175	8,771
	Sun Communities Inc.	61,348	8,643
	Invitation Homes Inc.	261,545	8,168
*	Jones Lang LaSalle Inc.	47,645	6,932
	Essex Property Trust Inc.	33,068	6,916
	Ventas Inc.	149,709	6,490
	Rexford Industrial Realty Inc.	103,616	6,181
*	Howard Hughes Corp.	71,084	5,687
	Lamar Advertising Co. Class A	49,778	4,972
	Host Hotels & Resorts Inc.	297,186	4,901
*	Zillow Group Inc. Class C	108,338	4,818
	UDR Inc.	116,501	4,784
	Camden Property Trust	45,420	4,762
	First Industrial Realty Trust Inc.	85,559	4,552
*	Zillow Group Inc. Class A	91,767	4,010
	Life Storage Inc.	28,822	3,778
	Kimco Realty Corp.	183,756	3,589
	Americold Realty Trust Inc.	126,016	3,585
	CubeSmart	76,750	3,547
	Healthcare Realty Trust Inc. Class A	170,557	3,297
	EastGroup Properties Inc.	19,802	3,274
	Rayonier Inc.	72,264	2,404
	Apartment Income REIT Corp. Class A	62,841	2,250
	Medical Properties Trust Inc.	227,761	1,872
	Park Hotels & Resorts Inc.	144,355	1,784
	Kilroy Realty Corp.	46,946	1,521
	Cousins Properties Inc.	58,986	1,261
	Iron Mountain Inc.	23,721	1,255
	EPR Properties	30,812	1,174
	Douglas Emmett Inc.	70,307	867
	Federal Realty Investment Trust	8,239	814
	JBG SMITH Properties	49,278	742
	Hudson Pacific Properties Inc.	63,001	419

		Shares	Market Value ($000)
*	Opendoor Technologies Inc.	196,186	345
	SL Green Realty Corp.	7,810	184
*	WeWork Inc.	89,669	70
	Brixmor Property Group Inc.	356	8
	Regency Centers Corp.	135	8
	National Retail Properties Inc.	158	7
	Gaming & Leisure Properties Inc.	124	6
	WP Carey Inc.	82	6
	Healthpeak Properties Inc.	291	6
	Spirit Realty Capital Inc.	144	6
	Boston Properties Inc.	87	5
	Highwoods Properties Inc.	172	4
	Omega Healthcare Investors Inc.	127	4
	Vornado Realty Trust	165	3
			479,894
Technology (28.0%)
	Apple Inc.	6,316,422	1,041,578
	Microsoft Corp.	3,123,911	900,624
	NVIDIA Corp.	977,320	271,470
*	Alphabet Inc. Class A	2,512,460	260,617
*	Alphabet Inc. Class C	2,251,014	234,105
*	Meta Platforms Inc. Class A	951,417	201,643
	Broadcom Inc.	133,638	85,734
*	Salesforce Inc.	400,958	80,103
*	Adobe Inc.	197,695	76,186
*	Cadence Design Systems Inc.	316,655	66,526
	Texas Instruments Inc.	356,982	66,402
*	Advanced Micro Devices Inc.	646,926	63,405
	Applied Materials Inc.	514,963	63,253
	Oracle Corp.	664,786	61,772
*	Synopsys Inc.	151,031	58,336
	QUALCOMM Inc.	456,665	58,261
	Intuit Inc.	125,342	55,881
	Intel Corp.	1,551,541	50,689
	Lam Research Corp.	93,570	49,603
*	ServiceNow Inc.	80,391	37,359
	KLA Corp.	91,136	36,379
	Analog Devices Inc.	179,001	35,303
	International Business Machines Corp.	263,114	34,492
*	Fortinet Inc.	441,595	29,348
	Amphenol Corp. Class A	349,011	28,521
*	Autodesk Inc.	135,680	28,243
	Teradyne Inc.	259,429	27,891
	Micron Technology Inc.	414,454	25,008
*	Palo Alto Networks Inc.	119,784	23,926
	Roper Technologies Inc.	53,739	23,682
*	Snowflake Inc. Class A	127,284	19,639
*	Workday Inc. Class A	79,539	16,428
	Corning Inc.	449,200	15,848
*	Gartner Inc.	45,914	14,957
*	ON Semiconductor Corp.	180,561	14,864
	Cognizant Technology Solutions Corp. Class A	239,083	14,567
*	Arrow Electronics Inc.	103,474	12,921
	Hewlett Packard Enterprise Co.	712,810	11,355
*	Crowdstrike Holdings Inc. Class A	82,421	11,313
*	VMware Inc. Class A	86,975	10,859
	Microchip Technology Inc.	126,882	10,630
*	ANSYS Inc.	31,274	10,408

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	116,172	9,923
	Marvell Technology Inc.	218,502	9,461
*	Atlassian Corp. Class A	54,443	9,319
	HP Inc.	314,733	9,237
	NetApp Inc.	137,113	8,755
*	VeriSign Inc.	41,429	8,755
*	HubSpot Inc.	18,185	7,797
*	Datadog Inc. Class A	105,235	7,646
*	Paycom Software Inc.	20,709	6,296
*	Pinterest Inc. Class A	226,703	6,182
*	MongoDB Inc. Class A	26,442	6,164
*	Zoom Video Communications Inc. Class A	78,400	5,789
*	Black Knight Inc.	97,137	5,591
*	Splunk Inc.	58,261	5,586
*	EPAM Systems Inc.	18,415	5,506
*	Lattice Semiconductor Corp.	56,117	5,359
*	Palantir Technologies Inc. Class A	629,028	5,315
	SS&C Technologies Holdings Inc.	92,885	5,245
*	Manhattan Associates Inc.	33,371	5,168
*	GoDaddy Inc. Class A	65,133	5,062
*	Western Digital Corp.	131,077	4,938
	Avnet Inc.	106,031	4,793
*	Match Group Inc.	121,596	4,668
*	Akamai Technologies Inc.	59,114	4,629
	Gen Digital Inc.	267,673	4,593
	Monolithic Power Systems Inc.	8,763	4,386
*	PTC Inc.	32,482	4,165
*	Qorvo Inc.	38,017	3,861
*	F5 Inc.	26,288	3,830
	Skyworks Solutions Inc.	31,988	3,774
	Jabil Inc.	42,664	3,761
*	Dynatrace Inc.	88,810	3,757
*	Zscaler Inc.	31,649	3,698
*	Cloudflare Inc. Class A	58,700	3,619
	CDW Corp.	17,522	3,415
*	Tyler Technologies Inc.	9,077	3,219
	Dell Technologies Inc. Class C	75,945	3,054
*	Guidewire Software Inc.	34,659	2,844
*	ZoomInfo Technologies Inc. Class A	114,204	2,822
*	Aspen Technology Inc.	11,948	2,735
*	Wolfspeed Inc.	41,213	2,677
*	Okta Inc. Class A	30,391	2,621
*	Twilio Inc. Class A	38,961	2,596
*	CACI International Inc. Class A	8,282	2,454
	Universal Display Corp.	15,466	2,399
*	NCR Corp.	99,313	2,343
	Leidos Holdings Inc.	25,301	2,329
*	IAC Inc.	44,781	2,311
*	DocuSign Inc. Class A	37,710	2,199
*	Teradata Corp.	52,950	2,133
*	Ceridian HCM Holding Inc.	28,978	2,122
*	DXC Technology Co.	79,394	2,029
*	Clarivate plc	190,230	1,786
*	Pure Storage Inc. Class A	63,380	1,617
*	Globant SA	9,758	1,600
*	Alteryx Inc. Class A	24,065	1,416
*	Unity Software Inc.	43,089	1,398
*	IPG Photonics Corp.	10,945	1,350

		Shares	Market Value ($000)
	Dun & Bradstreet Holdings Inc.	104,194	1,223
	Amdocs Ltd.	12,261	1,177
*	DoorDash Inc. Class A	18,306	1,164
*	Allegro MicroSystems Inc.	23,935	1,149
*	Nutanix Inc. Class A	42,407	1,102
	Bentley Systems Inc. Class B	24,059	1,034
*	Kyndryl Holdings Inc.	63,602	939
*	DoubleVerify Holdings Inc.	31,041	936
*	Five9 Inc.	12,094	874
	Xerox Holdings Corp.	54,007	832
	Entegris Inc.	4,789	393
*	Dropbox Inc. Class A	17,999	389
*	Coherent Corp.	9,230	352
*	Smartsheet Inc. Class A	6,965	333
*	Elastic NV	4,330	251
*	RingCentral Inc. Class A	7,454	229
	Pegasystems Inc.	4,160	202
*	Vimeo Inc.	38,120	146
*	Cirrus Logic Inc.	1,137	124
*	Toast Inc. Class A	5,141	91
*	New Relic Inc.	1,139	86
*	Procore Technologies Inc.	1,058	66
*	GLOBALFOUNDRIES Inc.	864	62
*	AppLovin Corp. Class A	3,354	53
*	Paycor HCM Inc.	1,956	52
*	Informatica Inc. Class A	2,356	39
*	Jamf Holding Corp.	1,915	37
*	nCino Inc.	1,324	33
	Concentrix Corp.	239	29
*	Definitive Healthcare Corp. Class A	2,711	28
	TD SYNNEX Corp.	281	27
*	Thoughtworks Holding Inc.	3,110	23
	Science Applications International Corp.	203	22
	National Instruments Corp.	281	15
			4,505,738
Telecommunications (2.4%)
	Cisco Systems Inc.	1,586,308	82,924
	Comcast Corp. Class A	1,796,701	68,113
	Verizon Communications Inc.	1,608,258	62,545
	AT&T Inc.	2,534,393	48,787
*	T-Mobile US Inc.	294,307	42,627
*	Arista Networks Inc.	100,496	16,869
*	Charter Communications Inc. Class A	46,104	16,487
	Motorola Solutions Inc.	40,433	11,569
	Juniper Networks Inc.	274,434	9,446
*	Liberty Broadband Corp. Class C	51,393	4,199
*	Roku Inc. Class A	49,590	3,264
*	Ciena Corp.	47,751	2,508
*	Frontier Communications Parent Inc.	101,230	2,305
	Cable One Inc.	2,422	1,700
*	Lumentum Holdings Inc.	28,695	1,550
*	Viasat Inc.	31,710	1,073
*	Liberty Broadband Corp. Class A	12,284	1,009
*	DISH Network Corp. Class A	102,301	955
*	Altice USA Inc. Class A	86,559	296
	Ubiquiti Inc.	102	28

		Shares	Market Value ($000)
	Lumen Technologies Inc.	386	1
			378,255
Utilities (2.9%)
	NextEra Energy Inc.	834,483	64,322
	Duke Energy Corp.	309,026	29,812
*	PG&E Corp.	1,584,081	25,615
	Waste Management Inc.	146,048	23,831
	Southern Co.	338,705	23,567
	Sempra Energy	133,030	20,109
	WEC Energy Group Inc.	199,959	18,954
	Dominion Energy Inc.	324,271	18,130
	American Water Works Co. Inc.	123,293	18,061
	Exelon Corp.	386,906	16,207
	Xcel Energy Inc.	225,840	15,231
	Atmos Energy Corp.	129,145	14,511
	Eversource Energy	181,883	14,234
	CMS Energy Corp.	212,061	13,016
	Consolidated Edison Inc.	133,236	12,747
	American Electric Power Co. Inc.	135,933	12,369
	Constellation Energy Corp.	140,113	10,999
	Edison International	139,937	9,878
	Public Service Enterprise Group Inc.	151,716	9,475
	AES Corp.	385,856	9,291
	Ameren Corp.	106,579	9,207
	DTE Energy Co.	80,769	8,847
	FirstEnergy Corp.	215,613	8,637
	Essential Utilities Inc.	194,378	8,485
	NiSource Inc.	277,058	7,746
	CenterPoint Energy Inc.	260,871	7,685
	Alliant Energy Corp.	92,022	4,914
	Entergy Corp.	43,203	4,655
	Republic Services Inc. Class A	32,062	4,335
	Evergy Inc.	67,666	4,136
	PPL Corp.	123,450	3,431
	NRG Energy Inc.	99,120	3,399
*	Clean Harbors Inc.	20,775	2,962
	UGI Corp.	83,440	2,900
	IDACORP Inc.	21,120	2,288
	National Fuel Gas Co.	36,286	2,095
*	Stericycle Inc.	47,965	2,092
*	Sunrun Inc.	48,098	969
	Vistra Corp.	465	11
	Hawaiian Electric Industries Inc.	253	10
	Brookfield Renewable Corp. Class A	262	9
	OGE Energy Corp.	211	8
	Pinnacle West Capital Corp.	103	8
	Avangrid Inc.	198	8
			469,196
Total Common Stocks (Cost $5,782,135)			15,960,224
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $293)	7,649	224

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund (Cost $92,519)	4.839%	925,387	92,530
Total Investments (99.9%) (Cost $5,874,947)				16,052,978
Other Assets and Liabilities—Net (0.1%)				17,428
Net Assets (100%)				16,070,406
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	535	110,685	6,490

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.